ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 14, 2020	Jul. 22, 2020	Mar. 28, 2019	Dec. 31, 2020
Septa Communications LLC [Member]
Business Acquisition [Line Items]
Cash paid			$ 1,200
Content IQ LLC [Member]
Business Acquisition [Line Items]
Cash paid	$ 15,000
Maximum contingent consideration for acquisition	47,050
Estimated fair value of contingent consideration	22,838			$ 19,546
Retention-based component of acquisition	$ 11,000
Earn out period	2 years
Pub Ocean Limited [Member]
Business Acquisition [Line Items]
Cash paid		$ 4,000
Maximum contingent consideration for acquisition		17,000
Estimated fair value of contingent consideration		9,399		$ 12,313
Retention-based component of acquisition		$ 1,000
Earn out period		2 years